UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Address of principal executive offices)

 (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Dr.

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Staar General Bond Fund

* Management Recommended Vote
Staar Short-Term Bond Fund

* Management Recommended Vote
Staar Larger Company Stock Fund

ANADARKO PETROLEUM CORPORATION

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 3/19/2013	Meeting Date: 5/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of appointment of KPMG LLP as independent auditors.	For	Issuer	For	With
03	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
04	Stockholder proposal - report on political contributions.	For	Stockholder	Against	Against
1 (A-K)	Election of director: A)Kevin P. Chilton, B)Luke R. Corbett, C)H. Paulett Eberhart, D)Peter J. Fluor, E)Richard L. George, F)Preston M. Geren III, G)Charles W. Goodyear, H)John R. Gordon, I)Eric D. Mullins, J)Paula Rosput Reynolds, K)R.A. Walker	For	Issuer	For	With

APACHE CORPORATION

Ticker Symbol:APA	Cusip Number:037411105
Record Date: 3/18/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: Eugene C. Fiedorek	For	Issuer	For	With
2	Election of Director: Chansoo Joung	For	Issuer	For	With
3	Election of Director: William C. Montgomery	For	Issuer	For	With
4	Ratification of Ernst & Young LLP as Apache's independent auditors	For	Issuer	For	With
5	Advisory vote to approve the compensation of Apache's named executive officers	For	Issuer	For	With
6	Approval of amendment to Apache's 2011 omnibus equity compensation plan to increase the number of shares issuable under the plan	For	Issuer	For	With
7	Approval of amendment to Apache's restated certificate of incorporation to eliminate Apache's classified board of directors	For	Issuer	For	With

FEDEX CORPORATION

Ticker Symbol:FDX	Cusip Number:31428X106
Record Date: 7/30/2012	Meeting Date: 9/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-L)	Election of director: A)James L. Barksdale B)John A. Edwardson C)Shirley Ann Jackson D)Steven R. Loranger E)Gary W. Loveman F)R. Brad Martin G)Joshua Cooper Ramo H)Susan C. Schwab I)Frederick W. Smith J)Joshua I. Smith K)David P. Steiner L)Paul S. Walsh	For	Issuer	For	With
2	Ratification of independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
4	Stockholder proposal regarding independent board chairman.	Against	Issuer	Against	With
5	Stockholder proposal regarding political contributions report.	Against	Issuer	Against	With

INTERNATIONAL BUSINESS MACHINES CORP.

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 3/1/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of appointment of independent public accounting firm (PAGE 71)	For	Issuer	For	With
03	Advisory vote on executive compensation (PAGE 72)	For	Issuer	For	With
04	Stockholder proposal for disclosure of lobbying public policies and practices (PAGE 73)	Against	Stockholder	Against	With
05	Stockholder proposal on the right to act by written consent (PAGE 74)	Against	Stockholder	Against	With
06	Stockholder proposal on independent board chair (PAGE 75)	Against	Stockholder	Against	With
07	Stockholder proposal for executives to retain significant stock (PAGE 76)	Against	Stockholder	Against	With
1 (A-M)	Election Of Director: A) A. J. P. Belda B) W.R. Brody C) K.I. Chenault D)M.L. Eskew E) D.N. Farr F) S.A. Jackson G) A.N Liveris H) W.J. McNerney I) J.W. Ownes J) V.M. Rometty K) J.E. Spero L) S Taurel M) L.H. Zambrano	For	Issuer	For	With

MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945C103
Record Date: 8/13/2012	Meeting Date: 10/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-D)	Election: A) Phyllis E. Cochran, B)Gregory L. Ebel, C)Robert L. Lumpkins, D)William T. Monahan	For	Issuer	For	With
2	Ratification of Election of one director, Harold H. Mackay.	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm to audit our financial statements as of and for the year ending May 31, 2013 and the effectiveness of internal control over financial reporting as of May 31, 2013.	For	Issuer	For	With
4	A non-binding advisory vote on executive compensation ("say-on-pay").	For	Issuer	For	With

PPL CORPORATION

Ticker Symbol:PPL	Cusip Number:69351T106
Record Date: 2/28/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-12)	Director: 1)Frederick M. Bernthal, 2)John W. Conway, 3)Philip G. Cox, 4)Steven G. Elliott, 5)Louise K. Goeser, 6)Stuart E. Graham, 7)Stuart Heydt, 8)Raja Rajamannar, 9)Craig A. Rogerson, 10)William H. Spence, 11)Natica Von Althann, 12)Keith H. Williamson	For	Issuer	For	With
2	Approval of amendment to PPL Corporation's articles of incorporation to implement majority vote standard in uncontested elections of directors.	For	Issuer	For	With
3	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
4	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
5	Shareowner proposal-request for political spending report.	Against	Stockholder	Against	With

WATERS CORPORATION

Ticker Symbol:WAT	Cusip Number:941848103
Record Date: 3/15/2013	Meeting Date: 5/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-9)	Director: 1)Joshua Bekenstein 2)M.J. Berendt, PH.D. 3)Douglas A. Berthiaume 4)Edward Conard 5)L.H. Glimcher, M.D. 6)Christopher A. Kuebler 7)William J. Miller 8)Joann A. Reed 9)Thomas P. Salice	For	Issuer	For	With
2	To ratify the selection of PriceWaterHouseCoopers LLP as the company's independent registered accounting firm for the fiscal year ending December 31, 2012.	For	Issuer	For	With
3	To approve, by non-binding vote, executive compensation.	For	Issuer	For	With

* Management Recommended Vote
Staar Smaller Company Stock Fund

APRICUS BIOSCIENCES, INC.

Ticker Symbol:APRI	Cusip Number:03832V109
Record Date: 3/26/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	Director: 1)K.G. Xanthopoulos, Ph.D, 2)Paul V. Maier	For	Issuer	For	With
2	To ratify the selection of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013.	For	Issuer	For	With
3	To approve the compensation paid to the company's named executive officers, as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion and analysis compensation tables and narrative discussion.	For	Issuer	For	With
4	To recommend, in a non-binding vote, the frequency for future advisory votes on compensation of the company's named executive officers.	For	Issuer	For	With

CON-WAY, INC.

Ticker Symbol:CNW	Cusip Number:205944101
Record Date: 3/19/2013	Meeting Date: 5/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1(A-K)	Election of director: A)John J. Anton B)W. Keith Kennedy, Jr. C)Michael J. Murray D)Edith R. Perez E)P. Cody Phipps F)John C. Pope G)William J. Schroeder H)Douglas W. Stotlar I)Peter W. Scott J)Roy W. Templin K)Chelsea C. White III	For	Issuer	For	With
2	Advisory vote to approve executive compensation.	For	Issuer	For	With
3	Approve amendments to certificate and bylaws to increase maximum number of directors to 14.	For	Issuer	For	With
4	Approve amendments to certificate and bylaws to reduce supermajority voting thresholds relating to board of directors.	For	Issuer	For	With
5	Approve amendments to certificate to reduce supermajority voting thresholds relating to shareholder action by written consent.	For	Issuer	For	With
6	Ratify appointment of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

EASTGROUP PROPERTIES, INC.

Ticker Symbol:EGP	Cusip Number:277276101
Record Date: 4/5/2013	Meeting Date: 5/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-8)	Director: 1)D. Pike Aloian, 2)H.C. Bailey, Jr., 3)Hayden C. Eaves, III, 4)Fredric H. Gould, 5)David H. Hoster II, 6)Mary E. McCormick, 7)David M. Osnos, 8)Leland R. Speed	For	Issuer	For	With
2	Advisory vote to ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the 2013 fiscal year.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Ratify the adoption of the 2013 equity incentive plan.	For	Issuer	For	With

ELEPHANT TALK COMMUNICATIONS CORP.

Ticker Symbol:ETAK	Cusip Number:286202205
Record Date: 8/6/2012	Meeting Date: 10/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-5)	Director: 1)Stephen Van Der Velden, 2)Johan Dejager, 3)Phil Hickman, 4)Rijman Groenink, 5)Charles Levine	For	Issuer	For	With
2	To approve issuance of shares in connection with the conversions and stock payments associated with certain 8% senior secured convertible notes issued on March 31, 2012.	For	Issuer	For	With
3	To ratify the appointment of BDO USA LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012.	For	Issuer	For	With
4	To approve, by a non-binding vote, the frequency of future stockholder advisory votes relating to the company's executive compensation.	For	Issuer	For	With
5	To approve, by a non-binding vote, the frequency of future stockholder advisory votes relating to the company's executive compensation.	Against	Issuer	For	Against

ICU MEDICAL, INC.

Ticker Symbol:ICUI	Cusip Number:44930G107
Record Date: 3/18/2013	Meeting Date: 5/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	Director: 1)George A. Lopez 2)Richard S. Swinney	For	Issuer	For	With
2	To re-approve the 2008 performance-based incentive plan, as amended.	For	Issuer	For	With
3	To ratify selection of Deloitte & Touche LLP as auditors for the company.	For	Issuer	For	With
4	To approve named executive officer compensation on an advisory basis.	For	Issuer	For	With

INVENTURE FOODS INC

Ticker Symbol:SNAK	Cusip Number:461212102
Record Date: 4/1/2013	Meeting Date: 3/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-7)	Director: 1)Ashton D. Asensio, 2)Macon Bryce Edmonson, 3)Paul J. Lapdat, 4)Terry McDaniel, 5)David L. Meyers, 6)Larry R. Polhill, 7)Itzhak Reichman	For	Issuer	For	With
2	Ratify selection of Moss Adams LLP as independent public accountants.	For	Issuer	For	With
3	Advisory approval of the compensation of our named executive officers.	For	Issuer	For	With
4	Advisory vote on the frequency of an advisory vote on the compensation of our named executive officers.	For	Issuer	For	With

PENGROWTH ENERGY CORPORATION

Ticker Symbol:PGH	Cusip Number:70706P104
Record Date: 5/24/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.	For	Issuer	For	With
02 (1-9)	Director: 1)Derek W. Evans, 2)John B. Zaozirny, 3)Wayne K. Foo, 4)Kelvin B. Johnston, 5)James D. McFarland, 6)Michael S. Parrett, 7)A. Terence Poole, 8)Barry D. Stewart, 9)D. Michael G. Stewart.	For	Issuer	For	With
03	To consider and, if deemed advisable, approve an ordinary resolution authorizing and approving unallocated awards issuable pursuant to the long term incentive plan of the corporation, the full text of which resolution is set forth in the information circular of the corporation dated May 24, 2013 (The "information circular").	For	Issuer	For	With
04	To consider and, if deemed advisable, approve an ordinary resolution approving certain amendments to the long term incentive plan of the corporation, the full text of which resolution is set forth in the information circular.	For	Issuer	For	With
05	To consider and, if deemed advisable, approve an ordinary resolution to confirm and ratify the advance notice by-law of the corporation, the full text of which is set forth in the information circular.	For	Issuer	For	With
06	To vote in an advisory, non-binding capacity on a resolution to accept the corporation's approach to executive compensation, the full text of which resolution is set forth in the information circular.	For	Issuer	For	With

STEVEN MADDEN, LTD.

Ticker Symbol:SHOO	Cusip Number:556269108
Record Date: 4/3/2013	Meeting Date: 5/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-6)	Director: 1)Edward R. Rosenfeld, 2)John L. Madden, 3)Peter Migliorini, 4)Richard P. Randall, 5)Ravi Sachdev, 6)Thomas H. Schwartz	For	Issuer	For	With
2	To approve an amendment to the company's certificate of incorporation to increase the total number of authorized shares of the company's common stock, $0.0001 par value, from 60,000,000 shares to 135,000,000 shares.	For	Issuer	For	With
3	To ratify the appointment of Eisneramper LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013.	For	Issuer	For	With
4	To approve, by non-binding advisory vote, the executive compensation described in the Steven Madden, LTD proxy statement.	For	Issuer	For	With

WATSCO, INC.

Ticker Symbol:WSO	Cusip Number:942622200
Record Date: 4/5/2013	Meeting Date: 5/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1)	Director: 1)David C. Darnell	For	Issuer	For	With

* Management Recommended Vote
Staar International Fund

BRF-BRASIL FOODS S.A.

Ticker Symbol:BRFS	Cusip Number:10552T107
Record Date: 11/26/2012	Meeting Date: 12/18/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Ratify the choice of the company Ernst & Young Terco auditores independentes s.s., appointed by this board of directors to prepare the appraisal reports of the companies Sadia S.A. and Heloisa Industria E Comercio De Produtos Lacteos LTDA.	For	Issuer	For	With
2	Approve the appraisal reports referred to in item 1 above, as well as the protocols and justifications for the mergers of the companies Sadia S.A. and Heloisa Industria E Comercio De Produtos Lacteos LTDA. with BRF-Brasil Foods S.A.	For	Issuer	For	With
3	Approve the mergers of Sadia S.A. and Heloisa Industria E Comercio De Produtos Lacteos LTDA. by BRF-Brasil Foods S.A. with the consequent extinguishment of the merged companies.	For	Issuer	For	With
4	Approve the amendment of the following articles of company's current by-laws: Article 1, Article 3, Article 5, Article 13, Article 14, Article 18, Article 32, Article 34, Article 37, Article 38, Article 43 & Article 44, in accordance with the amendment proposal presented.	For	Issuer	For	With

HARBOR INTERNATIONAL FUND - INST

Ticker Symbol:HAINX	Cusip Number:411511306
Record Date: 4/12/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new advisory agreement with Harbor Capital Advisors, Inc., the Funds' current investment adviser, as a result of a proposed transaction involving the sale of Harbor Capital Advisors' parent company.	For	Issuer	For	With
2	To approve an amended and restated agreement and declaration of trust for Harbor Funds.	For	Issuer	For	With

POTASH CORPORATION OF SASKATCHEWAN, INC.

Ticker Symbol:POT	Cusip Number:73755L107
Record Date: 3/18/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01 (1-13)	Director: 1)C.M. Burley, 2)D.G. Chynoweth, 3)D. Clauw, 4)W.J. Doyle, 5)J.W. Estey, 6)G.W. Grandey, 7)C.S. Hoffman, 8)D.J. Howe, 9)A.D. Laberge, 10)K.G. Martell, 11)J.J. McCaig, 12)M. Mogford, 13)E. Viyella De Paliza.	For	Issuer	For	With
02	The appointment of Deloitte LLP as auditors of the corporation.	For	Issuer	For	With
03	The resolution (attached as appendix B to the accompanying management proxy circular) approving the adoption of a new performance option plan, the full text of which is attached as appendix C to the accompanying management proxy circular.	For	Issuer	For	With
04	The advisory resolution accepting the corporation's approach to executive compensation disclosed in the accompanying management proxy circular.	For	Issuer	For	With

TEXTAINER GROUP HOLDINGS LIMITED

Ticker Symbol:TGH	Cusip Number:G8766E109
Record Date: 4/1/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-D)	Election of Director: A)John A. Maccarone B)Dudley R. Cottingham, C)Hyman Shweil, D)James E. Hoelter.	For	Issuer	For	With
2	Proposal to approve the company's annual audited financial statements for the fiscal year ended December 31, 2012.	For	Issuer	For	With
3	Proposal to approve the reappointment of KPMG, LLP, an independent registered public accounting firm, to act as the company's independent auditors for fiscal year ending December 31, 2013 and authorization for the company's board, acting through the company's audit committee, to fix the remuneration of the independent auditors.	For	Issuer	For	With

TEXTAINER GROUP HOLDINGS LIMITED

Ticker Symbol:TGH	Cusip Number:G8766E109
Record Date: 4/1/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-D)	Election of Director: A)John A. Maccarone B)Dudley R. Cottingham, C)Hyman Shweil, D)James E. Hoelter.	For	Issuer	For	With
2	Proposal to approve the company's annual audited financial statements for the fiscal year ended December 31, 2012.	For	Issuer	For	With
3	Proposal to approve the reappointment of KPMG, LLP, an independent registered public accounting firm, to act as the company's independent auditors for fiscal year ending December 31, 2013 and authorization for the company's board, acting through the company's audit committee, to fix the remuneration of the independent auditors.	For	Issuer	For	With

* Management Recommended Vote
Staar Alternative Categories Fund

ANADARKO PETROLEUM CORPORATION

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 3/14/2013	Meeting Date: 5/19/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Ratification of appointment of KPMG LLP as independent auditors.	For	Issuer	For	With
03	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
04	Stockholder proposal - report on political contributions.	For	Stockholder	Against	Against
1 (A-K)	Election of director: A)Kevin P. Chilton, B)Luke R. Corbett, C)H. Paulett Eberhart, D)Peter J. Fluor, E)Richard L. George, F)Preston M. Geren III, G)Charles W. Goodyear, H)John R. Gordon, I)Eric D. Mullins, J)Paula Rosput Reynolds, K)R.A. Walker	For	Issuer	For	With

APACHE CORPORATION

Ticker Symbol:APA	Cusip Number:037411105
Record Date: 3/18/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: Eugene C. Fiedorek	For	Issuer	For	With
2	Election of Director: Chansoo Joung	For	Issuer	For	With
3	Election of Director: William C. Montgomery	For	Issuer	For	With
4	Ratification of Ernst & Young LLP as Apache's independent auditors	For	Issuer	For	With
5	Advisory vote to approve the compensation of Apache's named executive officers	For	Issuer	For	With
6	Approval of amendment to Apache's 2011 omnibus equity compensation plan to increase the number of shares issuable under the plan	For	Issuer	For	With
7	Approval of amendment to Apache's restated certificate of incorporation to eliminate Apache's classified board of directors	For	Issuer	For	With

BRISTOL-MYERS SQUIBB COMPANY

Ticker Symbol:BMY	Cusip Number:110122108
Record Date: 3/14/2013	Meeting Date: 5/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For	Issuer	For	With
1 (A-J)	Election of Director: A)L. Andreotti B)L.B. Campbell C)J.M. Cornelius D) L.H. Glimcher, M.D. E)M. Grobstein F) A.J. Lacy G)V.L. Sato, PH.D. H)E. Sigal, M.D., PH.D. I)G.L. Storch J)T.D. West, Jr.	For	Issuer	For	With
2	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote to approve the compensation of our named executive officers.	Against	Issuer	Against	With

BRISTOL-MYERS SQUIBB COMPANY

Ticker Symbol:BMY	Cusip Number:110122108
Record Date: 3/14/2013	Meeting Date: 5/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-J)	Election of Director: A)L. Andreotti B)L.B. Campbell C)J.M. Cornelius D) L.H. Glimcher, M.D. E)M. Grobstein F) A.J. Lacy G)V.L. Sato, PH.D. H)E. Sigal, M.D., PH.D. I)G.L. Storch J)T.D. West, Jr.	For	Issuer	For	With
2	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote to approve the compensation of our named executive officers.	For	Issuer	For	With

EASTGROUP PROPERTIES, INC.

Ticker Symbol:EGP	Cusip Number:277276101
Record Date: 4/5/2013	Meeting Date: 5/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-8)	Director: 1)D. Pike Aloian, 2)H.C. Bailey, Jr., 3)Hayden C. Eaves, III, 4)Fredric H. Gould, 5)David H. Hoster II, 6)Mary E. McCormick, 7)David M. Osnos, 8)Leland R. Speed	For	Issuer	For	With
2	Advisory vote to ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the 2013 fiscal year.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Ratify the adoption of the 2013 equity incentive plan.	For	Issuer	For	With

FEDEX CORPORATION

Ticker Symbol:FDX	Cusip Number:31428X106
Record Date: 7/30/2012	Meeting Date: 9/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (A-L)	Election of director: A)James L. Barksdale B)John A. Edwardson C)Shirley Ann Jackson D)Steven R. Loranger E)Gary W. Loveman F)R. Brad Martin G)Joshua Cooper Ramo H)Susan C. Schwab I)Frederick W. Smith J)Joshua I. Smith K)David P. Steiner L)Paul S. Walsh	For	Issuer	For	With
2	Ratification of independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
4	Stockholder proposal regarding independent board chairman.	Against	Issuer	Against	With
5	Stockholder proposal regarding political contributions report.	Against	Issuer	Against	With

ICU MEDICAL, INC.

Ticker Symbol:ICUI	Cusip Number:44930G107
Record Date: 3/18/2013	Meeting Date: 5/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-2)	Director: 1. George A. Lopez, 2. Robert S. Swinney	For	Issuer	For	With
2	To re-approve the 2008 performance-based incentive plan, as amended.	For	Issuer	For	With
3	To ratify selection of Deloitte & Touche LLP as auditors for the company.	For	Issuer	For	With
4	To approve named executive officer compensation on an advisory basis.	For	Issuer	For	With

INVENTURE FOODS INC

Ticker Symbol:SNAK	Cusip Number:461212102
Record Date: 4/1/2013	Meeting Date: 3/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-7)	Director: 1)Ashton D. Asensio, 2)Macon Bryce Edmonson, 3)Paul J. Lapdat, 4)Terry McDaniel, 5)David L. Meyers, 6)Larry R. Polhill, 7)Itzhak Reichman	For	Issuer	For	With
2	Ratify selection of Moss Adams LLP as independent public accountants.	For	Issuer	For	With
3	Advisory approval of the compensation of our named executive officers.	For	Issuer	For	With
4	Advisory vote on the frequency of an advisory vote on the compensation of our named executive officers.	For	Issuer	For	With

PENGROWTH ENERGY CORPORATION

Ticker Symbol:PGH	Cusip Number:70706P104
Record Date: 5/24/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.	For	Issuer	For	With
02 (1-9)	Director: 1)Derek W. Evans, 2)John B. Zaozirny, 3)Wayne K. Foo, 4)Kelvin B. Johnston, 5)James D. McFarland, 6)Michael S. Parrett, 7)A. Terence Poole, 8)Barry D. Stewart, 9)D. Michael G. Stewart.	For	Issuer	For	With
03	To consider and, if deemed advisable, approve an ordinary resolution authorizing and approving unallocated awards issuable pursuant to the long term incentive plan of the corporation, the full text of which resolution is set forth in the information circular of the corporation dated May 24, 2013 (The "information circular").	For	Issuer	For	With
04	To consider and, if deemed advisable, approve an ordinary resolution approving certain amendments to the long term incentive plan of the corporation, the full text of which resolution is set forth in the information circular.	For	Issuer	For	With
05	To consider and, if deemed advisable, approve an ordinary resolution to confirm and ratify the advance notice by-law of the corporation, the full text of which is set forth in the information circular.	For	Issuer	For	With
06	To vote in an advisory, non-binding capacity on a resolution to accept the corporation's approach to executive compensation, the full text of which resolution is set forth in the information circular.	For	Issuer	For	With

PPL CORPORATION

Ticker Symbol:PPL	Cusip Number:69351T106
Record Date: 2/28/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-12)	Director: 1)Frederick M. Bernthal, 2)John W. Conway, 3)Philip G. Cox, 4)Steven G. Elliott, 5)Louise K. Goeser, 6)Stuart E. Graham, 7)Stuart Heydt, 8)Raja Rajamannar, 9)Craig A. Rogerson, 10)William H. Spence, 11)Natica Von Althann, 12)Keith H. Williamson	For	Issuer	For	With
2	Approval of amendment to PPL Corporation's articles of incorporation to implement majority vote standard in uncontested elections of directors.	For	Issuer	For	With
3	Ratification of the appointment of independent registered public accounting firm.	For	Issuer	For	With
4	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
5	Shareowner proposal-request for political spending report.	Against	Stockholder	Against	With

WATERS CORPORATION

Ticker Symbol:WAT	Cusip Number:941848103
Record Date: 3/15/2013	Meeting Date: 5/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (1-9)	Director: 1)Joshua Bekenstein 2)M.J. Berendt, PH.D. 3)Douglas A. Berthiaume 4)Edward Conard 5)L.H. Glimcher, M.D. 6)Christopher A. Kuebler 7)William J. Miller 8)Joann A. Reed 9)Thomas P. Salice	For	Issuer	For	With
2	To ratify the selection of PriceWaterHouseCoopers LLP as the company's independent registered accounting firm for the fiscal year ending December 31, 2012.	For	Issuer	For	With
3	To approve, by non-binding vote, executive compensation.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By /s/J. Andre Weisbrod

* /s/J. Andre Weisbrod

Chairman of the Board of Trustees

By /s/Richard Levkoy

* /s/Richard Levkoy

Trustee, Chairman of the Audit Committee

Date: August 5, 2013

*Print the name and title of each signing officer under his or her signature.